Segment Data - Schedule of Segment Information (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 60,228		$ 231,231		$ 474,546		$ 940,459		$ 1,284,437		$ 3,099,608
Revenues from Foreign Operations	60,228		231,231		473,797		940,459		1,272,772		3,099,608
Loss from Operations	(1,007,087)		(1,470,649)		(3,708,170)		(4,669,929)		(6,698,134)		(5,254,781)
Real Estate Development [Member]
Revenues	60,228		231,231		473,797		940,459		1,272,772		3,099,608
Revenues from Foreign Operations	60,228		231,231		473,797		940,459		1,272,772		3,099,608
Loss from Operations	(48,463)		(361,267)		(894,842)		(951,975)		(1,469,438)		349,252
Fashion (E-Commerce) [Member]
Revenues					749				11,665
Revenues from Foreign Operations
Loss from Operations	(154,612)		(180,414)		(723,921)		(695,275)		(1,230,285)		(767,006)
Corporate [Member]
Revenues		[1]		[1]		[1]		[1]		[2]		[2]
Revenues from Foreign Operations		[1]		[1]		[1]		[1]		[2]		[2]
Loss from Operations	$ (804,012)	[1]	$ (928,968)	[1]	$ (2,089,407)	[1]	$ (3,022,679)	[1]	$ (3,998,411)	[2]	$ (4,837,027)	[2]

[1]	Unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments.
[2]	Unallocated corporate assets not directly attributable to any one of the business segments.